Stockholders' Deficit (Details) $ / shares in Units, $ in Millions	May 04, 2021 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Dec. 30, 2021 shares	May 03, 2021 shares	Dec. 31, 2020 $ / shares shares	Dec. 31, 2019 shares
Class of Stock [Line Items]
Common stock, shares authorized (in shares)		320,000,000			320,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.0001	$ 0.0001			$ 0.0001
Common stock, number of votes		1
Common stock, shares issued (in shares)		150,598,047			35,501,743	32,136,203
Common stock, shares outstanding (in shares)	125,399,913	150,598,047	150,598,047	54,358	35,501,743	32,136,203
Consideration received on transaction | $	$ 350
Legacy HydraFacial shares (in shares)	35,501,743
Preferred stock, shares authorized (in shares)		1,000,000			1,000,000
Preferred stock, par value (in dollars per share) | $ / shares		$ 0.0001			$ 0.0001
Preferred stock, shares issued (in shares)		0			0	0
Preferred stock, shares outstanding (in shares)		0			0	0
Class A common stock
Class of Stock [Line Items]
Common stock, shares issued (in shares)	125,329,053
Common stock, shares outstanding (in shares)	125,329,053
Consideration received on transaction (in shares)	35,000,000
Consideration received on transaction | $	$ 350
Legacy HydraFacial shares (in shares)	35,501,743